Shareholder Report, Average Annual Return (Details)			12 Months Ended		33 Months Ended	60 Months Ended	120 Months Ended
	Oct. 17, 2023	Nov. 02, 2021	Jul. 31, 2024	Jul. 31, 2014	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000231047
Average Annual Return [Line Items]
Average Annual Return, Percent			15.40%		4.98%
C000099141
Average Annual Return [Line Items]
Average Annual Return, Percent			17.73%			8.67%	11.12%
C000125223
Average Annual Return [Line Items]
Average Annual Return, Percent			31.09%			10.91%	13.19%
C000128677
Average Annual Return [Line Items]
Average Annual Return, Percent			24.28%			14.77%	13.36%
C000124960
Average Annual Return [Line Items]
Average Annual Return, Percent			13.54%			10.93%	10.91%
C000124961
Average Annual Return [Line Items]
Average Annual Return, Percent			13.57%			8.42%	8.32%
Without Sales Load [Member] | C000069400
Average Annual Return [Line Items]
Average Annual Return, Percent			14.43%
Without Sales Load [Member] | C000069397
Average Annual Return [Line Items]
Average Annual Return, Percent			9.05%
Without Sales Load [Member] | C000069399
Average Annual Return [Line Items]
Average Annual Return, Percent			12.24%
Without Sales Load [Member] | C000069398
Average Annual Return [Line Items]
Average Annual Return, Percent			10.10%
Without Sales Load [Member] | C000112640
Average Annual Return [Line Items]
Average Annual Return, Percent			8.32%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Universal Index
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent			22.02%		7.47%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			22.02%			14.90%	13.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			22.02%			14.90%	13.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			22.02%			14.90%	13.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			22.02%			14.90%	13.06%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent			22.02%			14.90%	13.06%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Morningstar Multi-Asset High Income Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 8px; font-weight: 400; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Multi-Asset High Income Index℠	Morningstar<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Multi-Asset High Income Index℠
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Average Annual Return, Percent			14.85%		4.91%
MSCI USA Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Minimum Volatility (USD) Index	MSCI USA Minimum Volatility (USD) Index
Average Annual Return, Percent			17.29%			8.72%	11.24%
MSCI USA Momentum SR Variant Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Momentum SR Variant Index	MSCI USA Momentum SR Variant Index
Average Annual Return, Percent			31.37%			11.08%	13.41%
MSCI USA Sector Neutral Quality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Sector Neutral Quality Index	MSCI USA Sector Neutral Quality Index
Average Annual Return, Percent			24.48%			14.98%	13.54%
MSCI USA Low Size Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Low Size Index	MSCI USA Low Size Index
Average Annual Return, Percent			13.63%			11.07%	11.06%
MSCI USA Enhanced Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Enhanced Value Index	MSCI USA Enhanced Value Index
Average Annual Return, Percent			13.74%			8.57%	8.48%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index